Shareholder Report, Holdings (Details) - C000226980	Dec. 31, 2024
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%